Interim Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Total Revenue	$ 466,577	$ 517,177	$ 246,242
Total Cost of Revenue	(655,773)	(793,621)	(693,420)
Operating expenses and gains/losses:
Sales and marketing	(58,131)	(42,295)	(152,400)
General and administrative	(1,698,162)	(1,061,417)	(1,251,559)
Provision for doubtful accounts		(11,451)
Loss on disposal of intangible assets
Impairment loss of intangible assets			(79,821)
Impairment loss of property and equipment	(504,693)	(1,827,373)
Loss on market price of crypto assets	(653,164)	(651,441)
Total operating expenses and gains/losses	(2,914,150)	(3,593,977)	(1,483,780)
Operating loss from continuing operations	(3,103,346)	(3,870,421)	(1,930,958)
Interest income/(expenses), net	171,431	109,773	(118,089)
Financing costs			(450,000)
Other (expenses)/income, net	15	(352)	70
Gain/(Loss) on market price of short-term investment	3,474	216,410	(7)
Gain/(Loss) from selling short-term investments		35,771	(79,742)
Loss on share-based payment liabilities	(73,500)
Loss before provision for income taxes	(3,001,926)	(3,508,819)	(2,578,726)
Income tax benefits/(expenses)	13,334	(325,646)	185
Loss from continuing operations	(2,988,592)	(3,834,465)	(2,578,541)
Discontinued operations:
Discontinued operations
Net loss	(2,988,592)	(3,834,465)	(2,578,541)
Net loss attributable to holders of ordinary shares of CHAINCE DIGITAL HOLDINGS INC.	(2,988,592)	(3,834,465)	(2,578,541)
Numerator
Net loss attributable to holders of ordinary shares of CHAINCE DIGITAL HOLDINGS INC.	(2,988,592)	(3,834,465)	(2,578,541)
Continuing operations	$ (2,988,592)	$ (3,834,465)	$ (2,578,541)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	63,562,650	45,841,825	42,750,237
Weighted average shares used in calculating diluted net loss per ordinary share	63,562,650	45,841,825	42,750,237
Net Loss per ordinary share
Basic	$ (0.05)	$ (0.08)	$ (0.06)
Diluted	(0.05)	(0.08)	(0.06)
Net Loss per ordinary share from continuing operation
Basic	(0.05)	(0.08)	(0.06)
Diluted	(0.05)	(0.08)	(0.06)
Net Loss per ordinary share from discontinued operation
Basic
Diluted
Net loss	$ (2,988,592)	$ (3,834,465)	$ (2,578,541)
Change in cumulative foreign currency trans adjustment	(12,248)	13,376	25,843
Comprehensive loss	(3,000,840)	(3,821,089)	(2,552,698)
Consultation Services [Member]
Total Revenue	243,569	195,000	80,000
Total Cost of Revenue	(160,551)	(137,163)	(51,500)
Distributed Storage And Computing Services [Member]
Total Revenue	208,008	296,177	166,242
Total Cost of Revenue	(495,222)	(656,458)	(641,920)
Other Services [Member]
Total Revenue	15,000	26,000
Technical Services [Member]
Gross loss	$ (189,196)	$ (276,444)	$ (447,178)